Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (14,516,314)	$ (2,254,312)	$ (2,983,958)	$ (3,887,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	0	24,901	12,951	58,327
Depreciation and amortization	51,991	51,886	73,913	76,182
Stock-based compensation	5,012,917	2,419	2,419	0
(Gain) loss on disposal of property and equipment	0	22,875	17,875	(4,811)
Amortization of debt discount	14,718	0	0	0
Loss on settlement of debt	7,662,388	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(1,750)	(13,721)	(1,771)	43,466
Prepaids expenses and other current assets	(486)	3,750	3,750	1,181
Deferred revenues	607,666	0	0	0
Accounts payable and accrued liabilities	360,685	360,123	500,747	531,696
Accounts payable and accrued liabilities, related parties	145,487	286,628	445,499	254,474
Accrued compensation	27,000	268,001	255,003	697,606
Net Cash Used in Operating Activities	(635,698)	(1,247,450)	(1,673,572)	(2,229,236)
Cash Flows from Investing Activities
Purchase of intangible assets	0	0	0	(350,000)
Purchases of property and equipment	0	(850)	(3,010)	(10,660)
Proceeds from sale of property and equipment	0	0	5,000	10,500
Net Cash Used in Investing Activities	0	(850)	1,990	(350,160)
Cash Flows From Financing Activities:
Proceeds from borrowing on notes payable	65,000	0	0	569,733
Proceeds from borrowings on notes payable - related parties	65,000	1,227,552	1,640,532	883,960
Proceeds from sale of preferred shares	0	0	0	693,000
Proceeds from sale of common shares	0	0	0	267
Proceeds from convertible notes payable, related parties	629,575	0	0	0
Net Cash Provided by Financing Activities	759,575	1,227,552	1,640,532	2,146,960
Net Increase (Decrease) in Cash and Cash Equivalents	123,877	(20,748)	(31,050)	(432,436)
Cash and Cash Equivalents. Beginning of Period	117	31,167	31,167	463,603
Cash and Cash Equivalents, End of Period	123,994	10,419	117	31,167
Supplemental Disclosures of Cash Flows Information:
Cash paid for income tax	0	0	0	0
Cash paid for interest	0	0	0	0
Noncash Investing and Financing Activities:
Debt converted to common stock	9,648,352	0	0	0
Warrants issued to settle accrued compensation	1,002,875	0	0	0
Debt discount on convertible debt	44,155	0	0	0
Shares issued for equipment.	0	0	30	0
Forgiveness of debt from related parties	$ 0	$ 0	$ 0	$ 1,997,350